Acquisitions (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended							12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Apr. 29, 2011	Jul. 31, 2009	Apr. 29, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2009 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Apr. 29, 2009 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2010 Carrier Enterprise Mexico [Member]	Jul. 29, 2011 Carrier Enterprise Mexico [Member]	Jul. 31, 2014 Carrier Enterprise [Member]	Jul. 31, 2012 Carrier Enterprise [Member]	Jul. 31, 2009 Carrier Enterprise [Member]	Dec. 31, 2009 Carrier Enterprise [Member]	Aug. 31, 2009 Carrier Enterprise [Member]	Dec. 31, 2011 Carrier Enterprise Northeast And Carrier Enterprise Mexico [Member]	Dec. 31, 2009 Carrier Enterprise Northeast And Carrier Enterprise Mexico [Member]	Jul. 31, 2009 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member] Carrier Enterprise and Carrier Enterprise Northeast [Member]	Apr. 29, 2011 Customer Relationships [Member] Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2011 Tennessee [Member]	Apr. 30, 2010 Tennessee [Member]	Aug. 31, 2009 Utah [Member]	Dec. 31, 2009 Noncontrolling Interest [Member]	Apr. 29, 2011 Noncontrolling Interest [Member]	Apr. 29, 2011 Difference Between Fair Value And Carrying Value [Member] Carrier Enterprise and Carrier Enterprise Northeast [Member]	Jul. 31, 2009 Difference Between Fair Value And Carrying Value [Member] Carrier Enterprise [Member]	Jul. 31, 2009 Carrying Value [Member]	Aug. 31, 2009 Inventory [Member] Carrier Enterprise [Member]	Jul. 31, 2009 Working Capital Adjustments [Member]	Jul. 31, 2009 Common Stock [Member] Carrier Enterprise [Member]	Jul. 31, 2009 Class B Common Stock [Member] Carrier Enterprise [Member]	Jul. 31, 2009 Class B Common Stock [Member]	Aug. 31, 2009 Cash [Member] Carrier Enterprise [Member]	Dec. 31, 2011 Watsco Revolving Credit Agreement [Member]	Dec. 31, 2011 Carrier Enterprise Revolving Credit Agreement [Member]	Jul. 25, 2011 Carrier Enterprise Revolving Credit Agreement [Member]
Business Acquisition [Line Items]
Number of locations contributed to joint venture by noncontrolling interest					28								95
Number of locations contributed to joint venture by controlling interest					14								15
Controlling interest		60.00%			60.00%			60.00%					60.00%			60.00%
Controlling interest ownership percentage										60.00%
Purchase price			$ 49,229		$ 49,229								$ 181,474
Cash consideration					35,700					9,000												2,406	4,057
Number of locations acquired									7												2		6
Consideration for contribution of locations in joint venture					14,769	14,769	23,217																		7,708	7,061	10,768	12,448
Approximate net working capital adjustment included in final purchase price						1,240																								7,201
Goodwill and intangibles, purchase price allocation				131,341	32,957
Fair value of acquired intangible assets				49,100	20,600
Identified intangible assets, trade names and distribution rights					13,400								32,400
Identified intangible assets, customer relationships																		16,700		7,200
Finite-lived intangible assets, average useful life, in years																			12
Period available for tax deductions related to acquired goodwill (in years)					15								15
Ownership percentage by noncontrolling owners																									40.00%	40.00%	40.00%	40.00%
Revenues									75,000					588,065
Additional controlling interest purchased, maximum													20.00%
Additional controlling interest purchased											10.00%	10.00%
Number of shares issued to Carrier																															2,985,685	94,784
Fair value of shares issued														151,056																			151,056
Sale of products valued													23,217
Capital contribution made to Carrier Enterprise															80,000
Additional capital contribution made to Capital Enterprise																																		48,000
Capital contribution total	32,000																							32,000					32,000
Net income attributable to Watsco, Inc.														6,971
Secured revolving credit period (in years)																																				3
Revolving credit agreement maximum borrowing capacity																																			300,000
Revolving credit agreement, available borrowings capacity																																					75,000
Transaction costs included in selling, general and administrative expenses																$ 1,200	$ 4,800